Financial Instruments and Fair Value Measurments	6 Months Ended
Jun. 30, 2011
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

9. Financial Instruments and Fair Value Measurements:

As of June 30, 2011, the Company had outstanding twenty-nine interest rate swap (IRS), cap and floor agreements, with a notional amount of $2.5 billion. All derivatives are carried at fair value on the consolidated balance sheets at each period end. Balances as of December 31, 2010 and June 30, 2011, are as follows:

	December 31, 2010				June 30, 2011

			Foreign				Foreign
		Forward	Currency			Forward	Currency
	Interest	Freight	Forward		Interest	Freight	Forward
	Rate Swaps	Agreements	Contracts	Total	Rate Swaps	Agreements	Contracts	Total
Current assets	$0	0	1,538	$1,538	$0	185	1,091	$1,276
Current liabilities	(71,640)	(1,063)	0	(72,703)	(63,837)	0	0	(63,837)
Non current liabilities	(159,376)	0	0	(159,376)	(144,092)	0	0	(144,092)

	$(231,016)	(1,063)	1,538	$(230,541)	$(207,929)	185	1,091	$(206,653)

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Consolidated Balance Sheets:

		Asset Derivatives			Liability Derivatives

Derivatives designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2010	2011		2010	2011
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments	$0	0	Financial instruments non current liabilities	36,523	$0
Total derivatives designated as hedging instruments		0	0	Total derivatives designated as hedging instruments	36,523	0

Derivatives not designated as hedging instruments
Interest rate swaps	Financial instruments-current assets	0	0	Financial instruments-current liabilities	71,640	63,837
Interest rate swaps	Financial instruments-non current assets	0	0	Financial instruments-non current liabilities	122,853	144,092
Forward freight agreements	Financial instruments-current assets	0	185	Financial instruments current liabilities	1,063	0
Foreign currency forward contracts	Financial instruments-current assets	1,538	1,091	Financial instruments current liabilities	0	0
Total derivatives not designated as hedging instruments		1,538	1,276	Total derivatives not designated as hedging instruments	195,556	207,929
Total derivatives		$1,538	1,276	Total derivatives	232,079	$207,929

The Effect of Derivative Instruments on the unaudited interim condensed statement of operations:

	Amount of Gain/(Loss) Recognized in Other Comprehensive Income on Derivative
	(Effective Portion)
Derivatives designated for cash flow hedging relationships	Six-month period	Six-month period
	June 30, 2010	June 30, 2011
Interest rate swaps - Unrealized gains/(losses)	$(9,707)	$0
Interest rate swaps - Realized gains/(losses) associated with capitalized interest	(4,980)	0
Total	$(14,687)	$0

During the six-month periods ended June 30, 2010 and 2011, the losses transferred from OCI into the statement of operations were $6,198 and $6,670 respectively. The estimated net amount of existing losses at
June 30, 2011 that will be reclassified into earnings within the next twelve months related with cash flow hedges is $13,610.
		Amount of Gain/(Loss)

Derivatives not designated as hedging instruments	Location of Gain or (Loss)	Six-month period	Six-month period
	Recognized	June 30, 2010	June 30, 2011
Interest rate swaps	Gain/(loss) on interest rate swaps	(98,427)	(39,775)
		$	$
Forward freight agreements	Other, net	(3,962)	1,123
Foreign currency forward contracts	Other, net	(3,318)	(446)
Total		$(105,707)	$(39,098)

ASC 815, 'Derivatives and Hedging' requires companies to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011 the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in the accompanying consolidated statements of operations. Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying consolidated statements of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company enters into forward freight agreements (FFAs) and foreign currency forward contracts in order to manage risks associated with future hire rates and fluctuations in foreign currencies, respectively.

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable and trade accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of revolving credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the revolving credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The fair value of the FFAs was determined based on quoted rates. The fair value of foreign currency forward contracts was based on the forward exchange rates.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market- based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

		Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)

			Significant Other
			Observable	Unobservable
	June 30,		Inputs	Inputs
	2011		(Level 2)	(Level 3)
Recurring measurements:
Interest rate swaps-liability position	$(207,929)	0	(207,929)	0
Forward freight agreements – asset position	185	185	0	0
Foreign currency forward contracts – asset position	1,091	1,091	0	0
Total	$(206,653)	1,276	(207,929)	$0

The following table summarizes the valuation of our assets measured at fair value on a non-recurring basis as of the valuation date.

		Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)

			Significant Other
			Observable	Unobservable
	June 30,		Inputs	Inputs
	2011		(Level 2)	(Level 3)	Gain/(Loss)
Non Recurring measurements:
Long-lived assets held and used	$69,900	0	69,900	0	(106,187)
Assets held for sale	20,200	0	20,200	0	(5,917)
Total	$90,100	0	90,100	$0	$(112,104)

In accordance with the provisions of relevant guidance, four long-lived assets held and used and one asset held for sale with a carrying amount of $176,087 and $26,117, respectively, were written down to their fair value as determined based on the agreed sale prices, resulting in an impairment charge of $112,104, which was included in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2011.